Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total		Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Losses [Member]	Equity Attributable to VTEX's Shareholders [Member]	Non-controlling Interests [Member]
Beginning balance at Dec. 31, 2022	$ 272,676		$ 19	$ 381,222	$ 1,204	$ (109,784)	$ 272,661	$ 15
Beginning balance (in shares) at Dec. 31, 2022			188,992,529
Net income (loss) for the year	(15,858)					(15,848)	(15,848)	(10)
Other comprehensive income	2,022				2,022		2,022
Exercise of stock options	$ 1,031			1,031			1,031
Exercise of stock options (in shares)	958,000	[1]	920,945
Share repurchase program	$ (35,243)			(35,243)			(35,243)
Share-based compensation	14,072			14,072			14,072
Share-based compensation (in shares)			1,583,558
Cancellation of shares	(1)		$ (1)				(1)
Cancellation of shares (in shares)			(7,470,024)
Transactions with non-controlling interests	19							19
Ending balance at Dec. 31, 2023	238,718		$ 18	361,082	3,226	(125,632)	238,694	24
Ending balance (in shares) at Dec. 31, 2023			184,027,008
Net income (loss) for the year	15,810					15,818	15,818	(8)
Other comprehensive income	(5,249)				(5,249)		(5,249)
Exercise of stock options	$ 3,898			3,898			3,898
Exercise of stock options (in shares)	1,278,000	[1]	1,163,550
Share repurchase program	$ (11,202)			(11,202)			(11,202)
Share-based compensation	12,155			12,155			12,155
Share-based compensation (in shares)			1,457,415
Cancellation of shares (in shares)			(1,833,999)
Transactions with non-controlling interests	16							16
Ending balance at Dec. 31, 2024	254,146		$ 18	365,933	(2,023)	(109,814)	254,114	32
Ending balance (in shares) at Dec. 31, 2024			184,813,974
Net income (loss) for the year	20,028					20,010	20,010	18
Other comprehensive income	3,330				3,330		3,330
Exercise of stock options	$ 232			232			232
Exercise of stock options (in shares)	113,000	[1]	110,619
Share repurchase program	$ (59,108)			(59,108)			(59,108)
Share-based compensation	15,083			15,083			15,083
Share-based compensation (in shares)			1,277,195
Cancellation of shares	(1)		$ (1)				(1)
Cancellation of shares (in shares)			(13,208,309)
Transactions with non-controlling interests	(151)			(164)			(164)	13
Ending balance at Dec. 31, 2025	$ 233,559		$ 17	$ 321,976	$ 1,307	$ (89,804)	$ 233,496	$ 63
Ending balance (in shares) at Dec. 31, 2025			172,993,479

[1]	The number of stock options withheld for tax purposes was 3 thousand shares (186 thousand shares in 2024 and 38 thousand shares in 2023).